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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
General Dynamics Corp.	55,127	$12,264,655
The Boeing Co.	55,588	19,698,720
United Technologies Corp.	57,809	7,978,220
		39,941,595
AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	95,962	25,188,106
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
adidas AG	42,616	9,904,103
PVH Corp.	108,462	16,820,287
		26,724,390
APPLICATION SOFTWARE—3.8%
Adobe Systems, Inc. *	119,417	23,854,740
Autodesk, Inc. *	240,945	27,858,061
salesforce. com, Inc. *	552,506	62,935,958
		114,648,759
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
BlackRock, Inc. , Cl. A	23,324	13,103,423
WisdomTree Investments, Inc.	671,586	7,783,682
		20,887,105
AUTO PARTS & EQUIPMENT—0.4%
Aptiv PLC.	143,261	13,592,604
BIOTECHNOLOGY—4.2%
AbbVie, Inc.	237,629	26,666,726
ACADIA Pharmaceuticals, Inc. *	158,111	4,729,100
BioMarin Pharmaceutical, Inc. *	111,131	10,027,350
Celgene Corp. *	116,138	11,748,520
Clovis Oncology, Inc. *	49,713	3,007,636
Exact Sciences Corp. *	280,135	13,925,511
Sarepta Therapeutics, Inc. *	210,213	13,777,360
Vertex Pharmaceuticals, Inc. *	259,913	43,371,682
		127,253,885
BROADCASTING—0.3%
CBS Corp. , Cl. B	181,863	10,477,127
CABLE & SATELLITE—1.7%
Charter Communications, Inc. , Cl. A*	23,042	8,692,595
Comcast Corp. , Cl. A	987,595	42,002,415
		50,695,010
COMMUNICATIONS EQUIPMENT—0.1%
Palo Alto Networks, Inc. *	28,237	4,457,775
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.5%
Caterpillar, Inc.	98,330	16,006,157
CONSTRUCTION MATERIALS—1.1%
Vulcan Materials Co.	240,444	32,556,118
CONSUMER FINANCE—0.1%
LendingClub Corp. *	1,175,509	4,302,363

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT. )	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Visa, Inc. , Cl. A	974,109	$121,013,561
DIVERSIFIED BANKS—3.7%
Bank of America Corp.	2,224,728	71,191,296
Citigroup, Inc.	223,088	17,507,946
JPMorgan Chase & Co.	196,561	22,736,211
		111,435,453
DIVERSIFIED CHEMICALS—0.7%
DowDuPont, Inc.	269,908	20,399,647
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	88,111	14,842,298
ELECTRICAL COMPONENTS & EQUIPMENT—0.0%
Rockwell Automation, Inc.	7,157	1,412,005
FINANCIAL EXCHANGES & DATA—1.9%
Intercontinental Exchange, Inc.	489,899	36,174,142
S&P Global, Inc.	115,802	20,971,742
		57,145,884
FOOD DISTRIBUTORS—0.1%
Performance Food Group Co. *	134,094	4,606,129
HEALTH CARE EQUIPMENT—3.2%
ABIOMED, Inc. *	23,314	5,478,790
Boston Scientific Corp. *	713,466	19,948,510
Danaher Corp.	361,211	36,583,450
Intuitive Surgical, Inc.	31,175	13,457,312
Medtronic PLC.	174,444	14,982,995
Zimmer Biomet Holdings, Inc.	60,299	7,665,209
		98,116,266
HOME ENTERTAINMENT SOFTWARE—0.6%
Electronic Arts, Inc. *	142,505	18,092,435
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	368,873	74,106,586
HOTELS RESORTS & CRUISE LINES—0.5%
Norwegian Cruise Line Holdings Ltd. *	273,199	16,594,107
HOUSEWARES & SPECIALTIES—0.3%
Newell Brands, Inc.	315,949	8,353,692
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	275,681	29,387,595
INDUSTRIAL CONGLOMERATES—2.7%
Honeywell International, Inc.	514,286	82,116,046
INDUSTRIAL GASES—1.4%
Air Products & Chemicals, Inc.	246,375	41,482,159
INDUSTRIAL MACHINERY—1.3%
Stanley Black & Decker, Inc.	234,126	38,918,765
INTERNET & DIRECT MARKETING RETAIL—10.2%
Amazon. com, Inc. *	191,589	277,974,564

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT. )	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—10.2% (CONT. )
Netflix, Inc. *	111,765	$30,210,080
		308,184,644
INTERNET SOFTWARE & SERVICES—14.1%
Alibaba Group Holding Ltd. #*	391,465	79,972,385
Alphabet, Inc. , Cl. C*	131,201	153,497,298
Altaba, Inc. *	464,360	37,093,077
Facebook, Inc. , Cl. A*	841,708	157,306,808
Palantir Technologies, Inc. , Cl. A*,@,(a)	153,282	881,371
		428,750,939
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	571,710	32,330,201
IT CONSULTING & OTHER SERVICES—0.6%
Cognizant Technology Solutions Corp. , Cl. A	216,981	16,920,178
LEISURE FACILITIES—0.7%
Vail Resorts, Inc.	92,331	20,179,863
LIFE SCIENCES TOOLS & SERVICES—0.6%
Illumina, Inc. *	73,204	17,030,179
MANAGED HEALTH CARE—3.4%
Aetna, Inc.	83,701	15,637,021
UnitedHealth Group, Inc.	364,597	86,329,277
		101,966,298
OIL & GAS EQUIPMENT & SERVICES—0.7%
Halliburton Co.	387,303	20,798,171
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Pioneer Natural Resources Co.	170,582	31,201,154
PAPER PACKAGING—0.4%
International Paper Co.	176,983	11,125,151
PHARMACEUTICALS—0.3%
Bristol-Myers Squibb Co.	142,421	8,915,555
PROPERTY & CASUALTY INSURANCE—0.2%
The Progressive Corp.	122,568	6,630,929
RAILROADS—1.0%
Union Pacific Corp.	219,817	29,345,569
RESTAURANTS—1.1%
McDonald's Corp.	192,466	32,938,631
SEMICONDUCTOR EQUIPMENT—1.4%
Applied Materials, Inc.	765,520	41,054,838
SEMICONDUCTORS—4.9%
Broadcom Ltd.	275,503	68,333,009
Cavium, Inc. *	132,327	11,747,991
Microchip Technology, Inc.	411,729	39,204,835
Micron Technology, Inc. *	341,834	14,944,982
NVIDIA Corp.	60,648	14,907,278
		149,138,095

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.9% (CONT. )	SHARES	VALUE
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	82,933	$34,592,184
SYSTEMS SOFTWARE—7.7%
Microsoft Corp.	2,090,270	198,596,553
Red Hat, Inc. *	109,627	14,402,795
ServiceNow, Inc. *	114,361	17,024,922
VMware, Inc. , Cl. A*	42,947	5,316,409
		235,340,679
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.	799,419	133,846,723
TOBACCO—0.3%
Philip Morris International, Inc.	98,729	10,586,711
TRADING COMPANIES & DISTRIBUTORS—0.3%
United Rentals, Inc. *	54,041	9,787,365
WIRELESS TELECOMMUNICATION SERVICES—0.2%
T-Mobile US, Inc. *	116,464	7,581,806
TOTAL COMMON STOCKS
(Cost $1,953,571,762)		2,912,999,485
PREFERRED STOCKS—0.3%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc. , Cl. B*,@,(a)	625,130	3,594,498
Palantir Technologies, Inc. , Cl. D*,@,(a)	81,445	468,309
		4,062,807
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	76,682	4,403,847
TOTAL PREFERRED STOCKS
(Cost $7,149,501)		8,466,654
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	640,501	23,410,311
(Cost $17,726,121)		23,410,311
REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
Crown Castle International Corp.	159,102	17,941,933
Equinix, Inc.	97,525	44,392,405
SBA Communications Corp. , Cl. A*	80,649	14,073,250
		76,407,588
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $68,389,301)		76,407,588
Total Investments
(Cost $2,046,836,685)	99.5%	$3,021,284,038
Unaffiliated Securities (Cost $2,046,836,685)		3,021,284,038
Other Assets in Excess of Liabilities	0.5%	14,924,882
NET ASSETS	100.0%	$3,036,208,920

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$2,483,730	0.14%	$4,403,847	0.15%
Palantir Technologies, Inc. , Cl. A	10/07/14	997,406	0.05%	881,371	0.03%
Palantir Technologies, Inc. , Cl. B	10/07/14	4,128,004	0.22%	3,594,498	0.12%
Palantir Technologies, Inc. , Cl. D	10/14/14	537,767	0.03%	468,309	0.02%
Total				$9,348,025	0.32%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
AUSTRALIA—1.6%
DIVERSIFIED METALS & MINING—1.6%
Rio Tinto Ltd.	48,000	$2,955,460
(Cost $2,404,516)
AUSTRIA—1.9%
DIVERSIFIED BANKS—1.9%
Bawag Group AG*,(a)	24,000	1,397,658
Erste Group Bank AG	43,000	2,166,172
		3,563,830
(Cost $3,012,489)
BRAZIL—0.7%
DIVERSIFIED BANKS—0.7%
Banco Bradesco SA	100,000	1,279,935
(Cost $996,968)
CANADA—8.0%
DIVERSIFIED BANKS—1.8%
Royal Bank of Canada	39,000	3,339,143
FOOD RETAIL—1.3%
Alimentation Couche-Tard, Inc. , Cl. B	45,000	2,354,077
INTEGRATED OIL & GAS—1.2%
Suncor Energy, Inc.	60,000	2,173,482
LIFE & HEALTH INSURANCE—1.6%
Manulife Financial Corp.	140,000	2,970,490
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Canadian Natural Resources Ltd.	79,000	2,696,699
Encana Corp.	100,000	1,236,485
		3,933,184
TOTAL CANADA
(Cost $13,248,512)		14,770,376
CHINA—12.0%
ALUMINUM—0.4%
Aluminum Corp. of China Ltd. , Cl. H*	1,000,000	676,290
AUTOMOBILE MANUFACTURERS—0.7%
BYD Co. , Ltd. , Cl. H	145,000	1,364,286
CASINOS & GAMING—1.1%
Sands China Ltd.	340,000	2,020,513
DIVERSIFIED BANKS—1.3%
China Construction Bank Corp. , Cl. H	2,170,000	2,491,315
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Hangzhou Hikvision Digital Technology Co. , Ltd. , Cl. A	200,000	1,264,600
INTEGRATED OIL & GAS—0.7%
China Petroleum & Chemical Corp. , Cl. H	1,400,000	1,210,183
INTERNET SOFTWARE & SERVICES—6.3%
Alibaba Group Holding Ltd. #*	29,200	5,965,268
Baidu, Inc. #*	3,700	913,604

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
CHINA—12.0% (CONT. )
INTERNET SOFTWARE & SERVICES—6.3% (CONT. )
Tencent Holdings Ltd.	82,000	$4,845,171
		11,724,043
OIL & GAS EXPLORATION & PRODUCTION—0.3%
CNOOC Ltd.	320,000	502,996
WATER UTILITIES—0.5%
Beijing Enterprises Water Group Ltd.	1,200,000	861,846
TOTAL CHINA
(Cost $18,190,300)		22,116,072
FINLAND—1.0%
PAPER PRODUCTS—1.0%
Stora Enso OYJ	110,000	1,889,233
(Cost $1,912,593)
FRANCE—7.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.4%
LVMH Moet Hennessy Louis Vuitton SE	8,000	2,506,312
AUTO PARTS & EQUIPMENT—1.2%
Valeo SA	28,061	2,209,753
DIVERSIFIED BANKS—1.5%
BNP Paribas SA	34,000	2,808,528
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Schneider Electric SE	24,900	2,333,344
INTEGRATED OIL & GAS—1.6%
TOTAL SA	51,000	2,957,334
PERSONAL PRODUCTS—0.9%
L'Oreal SA	7,500	1,704,614
TOTAL FRANCE
(Cost $12,920,182)		14,519,885
GERMANY—14.6%
ADVERTISING—1.3%
Stroeer SE & Co. KGaA	31,600	2,435,706
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
adidas AG	6,300	1,464,141
APPLICATION SOFTWARE—1.5%
SAP SE	23,847	2,698,389
AUTOMOBILE MANUFACTURERS—1.2%
Volkswagen AG	10,000	2,199,307
HEALTH CARE SERVICES—1.8%
Fresenius Medical Care AG & Co. KGaA	29,000	3,343,000
INDUSTRIAL CONGLOMERATES—1.7%
Siemens AG	20,045	3,043,283
INDUSTRIAL MACHINERY—0.5%
Aumann AG*,(a)	12,000	989,743

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
GERMANY—14.6% (CONT. )
INTERNET & DIRECT MARKETING RETAIL—0.5%
Shop Apotheke Europe NV*,(a)	15,000	$866,086
IT CONSULTING & OTHER SERVICES—0.5%
Bechtle AG	10,300	939,505
MULTI-LINE INSURANCE—2.1%
Allianz SE	15,391	3,893,261
PHARMACEUTICALS—1.6%
Bayer AG	22,200	2,909,381
SEMICONDUCTOR EQUIPMENT—0.5%
Siltronic AG*	5,500	913,202
STEEL—0.6%
thyssenkrupp AG	34,000	1,070,621
TOTAL GERMANY
(Cost $23,850,725)		26,765,625
HONG KONG—1.5%
LIFE & HEALTH INSURANCE—1.5%
AIA Group Ltd.	312,693	2,670,869
(Cost $2,246,865)
INDIA—1.7%
DIVERSIFIED BANKS—0.9%
HDFC Bank Ltd.	50,200	1,630,450
OIL & GAS REFINING & MARKETING—0.8%
Reliance Industries Ltd.	96,000	1,450,563
TOTAL INDIA
(Cost $2,582,519)		3,081,013
IRELAND—0.7%
CONSTRUCTION MATERIALS—0.7%
CRH PLC.	35,000	1,300,218
(Cost $1,220,143)
ITALY—3.2%
DIVERSIFIED BANKS—1.2%
UniCredit SpA*	100,000	2,205,027
INTERNET & DIRECT MARKETING RETAIL—0.6%
Yoox Net-A-Porter Group SpA*	23,750	1,115,669
LEISURE PRODUCTS—0.5%
Technogym SpA*,(a)	85,000	931,088
OIL & GAS EQUIPMENT & SERVICES—0.9%
Tenaris SA	90,000	1,572,277
TOTAL ITALY
(Cost $4,793,207)		5,824,061
JAPAN—14.7%
BREWERS—0.5%
Asahi Group Holdings Ltd.	20,000	1,010,496
CONSUMER ELECTRONICS—1.6%
Sony Corp.	62,000	2,973,723

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
JAPAN—14.7% (CONT. )
DIVERSIFIED BANKS—2.4%
Mitsubishi UFJ Financial Group, Inc.	581,000	$4,393,359
DRUG RETAIL—0.5%
Qol Co. Ltd.	50,000	994,622
ELECTRONIC COMPONENTS—0.8%
Alps Electric Co. , Ltd.	50,000	1,444,946
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Keyence Corp.	2,000	1,222,271
GENERAL MERCHANDISE STORES—0.6%
Don Quijote Holdings Co. , Ltd.	21,500	1,191,285
INDUSTRIAL MACHINERY—2.3%
DMG Mori Co. , Ltd.	62,000	1,419,759
FANUC Corp.	5,700	1,547,156
THK Co. , Ltd.	30,000	1,253,384
		4,220,299
LIFE & HEALTH INSURANCE—1.3%
T&D Holdings, Inc.	130,000	2,331,034
REAL ESTATE SERVICES—1.1%
Investors Cloud Co. Ltd. *	30,000	467,162
Open House Co. , Ltd.	25,008	1,470,247
		1,937,409
SEMICONDUCTOR EQUIPMENT—1.5%
Disco Corp.	4,000	943,391
SUMCO Corp.	70,000	1,905,229
		2,848,620
WIRELESS TELECOMMUNICATION SERVICES—1.4%
SoftBank Group Corp.	31,000	2,575,843
TOTAL JAPAN
(Cost $22,416,229)		27,143,907
LUXEMBOURG—1.2%
REAL ESTATE OPERATING COMPANIES—1.2%
Aroundtown SA	270,000	2,174,154
(Cost $1,798,748)
NETHERLANDS—1.3%
LEISURE FACILITIES—0.5%
Basic-Fit NV*,(a)	37,000	1,006,149
SEMICONDUCTOR EQUIPMENT—0.8%
ASML Holding NV	7,000	1,420,720
TOTAL NETHERLANDS
(Cost $2,145,982)		2,426,869
NORWAY—0.9%
DIVERSIFIED BANKS—0.4%
Sbanken ASA(a)	81,000	835,431

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
NORWAY—0.9% (CONT. )
PACKAGED FOODS & MEATS—0.5%
Leroy Seafood Group ASA*	165,000	$840,381
TOTAL NORWAY
(Cost $1,621,758)		1,675,812
RUSSIA—0.4%
FOOD RETAIL—0.4%
X5 Retail Group NV(b)	20,000	767,836
(Cost $650,901)
SOUTH KOREA—4.5%
DIVERSIFIED METALS & MINING—0.8%
Korea Zinc Co. , Ltd. *	3,000	1,444,274
STEEL—0.9%
POSCO	4,500	1,602,146
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.8%
Samsung Electronics Co. , Ltd.	2,200	5,132,702
TOTAL SOUTH KOREA
(Cost $7,377,893)		8,179,122
SWEDEN—3.3%
BUILDING PRODUCTS—0.5%
Assa Abloy AB. , Cl. B	42,000	931,004
DIVERSIFIED BANKS—1.2%
Nordea Bank AB	184,000	2,271,513
ELECTRONIC MANUFACTURING SERVICES—0.8%
HMS Networks AB	94,000	1,550,791
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Lundin Petroleum AB	55,000	1,372,195
TOTAL SWEDEN
(Cost $5,505,767)		6,125,503
SWITZERLAND—7.5%
DIVERSIFIED CAPITAL MARKETS—2.3%
Credit Suisse Group AG*	100,000	1,934,415
UBS Group AG	117,000	2,375,414
		4,309,829
INDUSTRIAL MACHINERY—0.9%
Interroll Holding AG*	1,000	1,654,846
MULTI-LINE INSURANCE—1.3%
Zurich Insurance Group AG	7,500	2,467,506
PACKAGED FOODS & MEATS—1.8%
Nestle SA	38,000	3,283,044
PHARMACEUTICALS—1.2%
Novartis AG	24,000	2,166,519
TOTAL SWITZERLAND
(Cost $12,176,636)		13,881,744

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT. )	SHARES	VALUE
TAIWAN—1.8%
INDUSTRIAL MACHINERY—0.5%
Airtac International Group	60,000	$950,889
SEMICONDUCTORS—1.3%
Taiwan Semiconductor Manufacturing Co. , Ltd.	270,000	2,356,863
TOTAL TAIWAN
(Cost $2,914,480)		3,307,752
UNITED KINGDOM—6.5%
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Man Group PLC. *	620,000	1,911,399
HOUSEHOLD PRODUCTS—1.4%
Reckitt Benckiser Group PLC.	27,000	2,607,668
IT CONSULTING & OTHER SERVICES—1.0%
Keywords Studios PLC. *	90,819	1,918,969
PHARMACEUTICALS—0.8%
GW Pharmaceuticals PLC. #*	10,000	1,381,300
TRADING COMPANIES & DISTRIBUTORS—2.3%
Ashtead Group PLC.	140,000	4,185,475
TOTAL UNITED KINGDOM
(Cost $9,699,708)		12,004,811
UNITED STATES—0.6%
SEMICONDUCTORS—0.6%
Broadcom Ltd.	4,700	1,165,741
(Cost $1,013,605)
TOTAL COMMON STOCKS
(Cost $154,700,726)		179,589,828
RIGHTS—0.0%	SHARES	VALUE
ITALY—0.0%
DIVERSIFIED BANKS—0.0%
UniCredit SpA, 2/21/18*	100,000	496
(Cost $–)
Total Investments
(Cost $154,700,726)	97.5%	$179,590,324
Unaffiliated Securities (Cost $154,700,726)		179,590,324
Other Assets in Excess of Liabilities	2.5%	4,548,292
NET ASSETS	100.0%	$184,138,616

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent 3.3% of the net assets of the
Fund.
(b) Global Depositary Receipts.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—93.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
HEICO Corp.	31,825	$2,556,184
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc. *	11,617	1,097,110
APPAREL ACCESSORIES & LUXURY GOODS—1.9%
Michael Kors Holdings Ltd. *	18,950	1,250,700
PVH Corp.	14,946	2,317,826
		3,568,526
APPAREL RETAIL—2.0%
Burlington Stores, Inc. *	13,515	1,644,910
Ross Stores, Inc.	26,705	2,200,225
		3,845,135
APPLICATION SOFTWARE—3.9%
Autodesk, Inc. *	25,164	2,909,462
Paylocity Holding Corp. *	35,196	1,840,399
Splunk, Inc. *	20,275	1,872,802
Workday, Inc. , Cl. A*	7,392	886,227
		7,508,890
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	167,173	1,937,535
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC.	17,467	1,657,269
Delphi Technologies PLC.	5,822	321,549
		1,978,818
AUTOMOTIVE RETAIL—0.9%
AutoZone, Inc. *	2,337	1,788,833
BIOTECHNOLOGY—6.1%
Agios Pharmaceuticals, Inc. *	4,962	390,807
BeiGene Ltd. #*	3,286	446,074
BioMarin Pharmaceutical, Inc. *	12,151	1,096,385
Bluebird Bio, Inc. *	9,962	2,041,214
Clovis Oncology, Inc. *	21,206	1,282,963
Exact Sciences Corp. *	25,916	1,288,284
Halozyme Therapeutics, Inc. *	26,040	486,427
Immunomedics, Inc. *	32,782	546,476
Incyte Corp. *	3,395	306,535
Neurocrine Biosciences, Inc. *	10,109	864,016
Sage Therapeutics, Inc. *	3,250	616,850
Sarepta Therapeutics, Inc. *	24,716	1,619,887
TESARO, Inc. *	10,291	694,231
		11,680,149
BUILDING PRODUCTS—2.5%
Fortune Brands Home & Security, Inc.	35,496	2,517,731
Lennox International, Inc.	10,821	2,358,004
		4,875,735
CASINOS & GAMING—0.2%
Wynn Resorts Ltd.	2,845	471,104

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT. )	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—1.2%
Palo Alto Networks, Inc. *	14,969	$2,363,156
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.0%
WABCO Holdings, Inc. *	12,893	1,990,550
CONSTRUCTION MATERIALS—1.7%
Vulcan Materials Co.	23,513	3,183,660
CONSUMER FINANCE—0.3%
LendingClub Corp. *	162,209	593,685
DATA PROCESSING & OUTSOURCED SERVICES—5.4%
Alliance Data Systems Corp.	7,044	1,807,913
Fiserv, Inc. *	16,764	2,361,042
FleetCor Technologies, Inc. *	8,197	1,741,862
GDS Holdings Ltd. #*	20,901	596,515
Total System Services, Inc.	11,643	1,034,597
WNS Holdings Ltd. #*	28,513	1,267,688
Worldpay, Inc. , Cl. A*	19,875	1,596,161
		10,405,778
DISTRIBUTORS—0.9%
LKQ Corp. *	43,505	1,828,515
DIVERSIFIED SUPPORT SERVICES—1.4%
Cintas Corp.	16,148	2,720,131
ELECTRICAL COMPONENTS & EQUIPMENT—2.6%
AMETEK, Inc.	12,379	944,518
Hubbell, Inc. , Cl. B	16,033	2,179,686
Rockwell Automation, Inc.	9,461	1,866,561
		4,990,765
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	9,940	1,584,436
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.7%
Cognex Corp.	10,070	628,066
Coherent, Inc. *	8,355	2,168,290
Trimble, Inc. *	55,838	2,462,456
		5,258,812
FINANCIAL EXCHANGES & DATA—2.2%
Intercontinental Exchange, Inc.	19,320	1,426,589
MarketAxess Holdings, Inc.	9,748	1,912,655
S&P Global, Inc.	5,387	975,586
		4,314,830
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc. *	17,129	1,969,835
HEALTH CARE EQUIPMENT—5.6%
ABIOMED, Inc. *	12,852	3,020,220
DexCom, Inc. *	13,122	763,700
Edwards Lifesciences Corp. *	5,590	707,582
IDEXX Laboratories, Inc. *	7,804	1,459,660
Insulet Corp. *	34,463	2,637,453

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—5.6% (CONT. )
Masimo Corp. *	13,398	$1,262,628
Teleflex, Inc.	713	198,036
Zimmer Biomet Holdings, Inc.	6,037	767,423
		10,816,702
HEALTH CARE SUPPLIES—1.2%
Align Technology, Inc. *	8,829	2,313,198
HEALTH CARE TECHNOLOGY—1.3%
Medidata Solutions, Inc. *	17,286	1,177,349
Veeva Systems, Inc. , Cl. A*	19,824	1,246,136
		2,423,485
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc. *	16,786	2,131,151
HOME FURNISHINGS—0.6%
Mohawk Industries, Inc. *	4,314	1,212,493
HOMEBUILDING—0.6%
Lennar Corp. , Cl. A	18,894	1,183,898
Lennar Corp. , Cl. B	377	19,091
		1,202,989
HOTELS RESORTS & CRUISE LINES—2.3%
Extended Stay America, Inc.	110,194	2,229,225
Norwegian Cruise Line Holdings Ltd. *	37,212	2,260,257
		4,489,482
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co. , Inc.	27,769	1,356,516
INDUSTRIAL CONGLOMERATES—1.8%
Roper Technologies, Inc.	12,253	3,438,069
INDUSTRIAL MACHINERY—3.2%
Fortive Corp.	24,711	1,878,530
Parker-Hannifin Corp.	7,326	1,475,603
Stanley Black & Decker, Inc.	12,268	2,039,310
Welbilt, Inc. *	37,397	833,953
		6,227,396
INTERNET & DIRECT MARKETING RETAIL—0.5%
Expedia, Inc.	7,537	964,811
INTERNET SOFTWARE & SERVICES—1.3%
LogMeIn, Inc.	7,462	938,720
Match Group, Inc. *	37,325	1,304,136
Palantir Technologies, Inc. , Cl. A*,@,(a)	16,376	94,162
		2,337,018
IT CONSULTING & OTHER SERVICES—2.3%
EPAM Systems, Inc. *	20,096	2,360,878
Gartner, Inc. *	14,473	2,007,984
		4,368,862
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	10,699	2,338,373

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT. )	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—3.1%
Agilent Technologies, Inc.	18,792	$1,379,897
Illumina, Inc. *	12,045	2,802,149
Mettler-Toledo International, Inc. *	1,949	1,316,082
PRA Health Sciences, Inc. *	4,858	442,369
		5,940,497
MANAGED HEALTH CARE—0.8%
WellCare Health Plans, Inc. *	7,733	1,626,869
METAL & GLASS CONTAINERS—0.8%
Ball Corp.	40,984	1,568,867
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Encana Corp.	125,973	1,559,546
PACKAGED FOODS & MEATS—0.5%
Pinnacle Foods, Inc.	14,479	896,829
PAPER PACKAGING—0.9%
International Paper Co.	28,961	1,820,488
PHARMACEUTICALS—2.1%
Aerie Pharmaceuticals, Inc. *	27,290	1,496,857
GW Pharmaceuticals PLC. #*	7,772	1,073,546
Zoetis, Inc. , Cl. A	18,300	1,404,159
		3,974,562
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	39,558	2,140,088
RAILROADS—0.4%
Kansas City Southern	6,449	729,575
REGIONAL BANKS—1.9%
Citizens Financial Group, Inc.	22,961	1,053,910
Regions Financial Corp.	136,846	2,631,549
		3,685,459
RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting, Inc. *	20,420	887,657
RESTAURANTS—1.2%
Dunkin' Brands Group, Inc.	16,357	1,057,480
Restaurant Brands International, Inc.	21,478	1,297,056
		2,354,536
SEMICONDUCTOR EQUIPMENT—2.1%
Lam Research Corp.	21,281	4,075,737
SEMICONDUCTORS—3.9%
Cavium, Inc. *	17,778	1,578,331
Marvell Technology Group Ltd.	40,041	934,157
Microchip Technology, Inc.	33,522	3,191,965
Skyworks Solutions, Inc.	18,777	1,825,312
		7,529,765
SPECIALIZED CONSUMER SERVICES—1.0%
ServiceMaster Global Holdings, Inc. *	35,959	1,895,758

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.3% (CONT. )	SHARES	VALUE
SPECIALTY STORES—0.5%
Ulta Beauty, Inc. *	4,205	$933,930
SYSTEMS SOFTWARE—3.8%
Proofpoint, Inc. *	19,725	2,012,345
Red Hat, Inc. *	21,417	2,813,765
ServiceNow, Inc. *	16,301	2,426,730
		7,252,840
TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc. *	10,817	1,959,067
TRUCKING—0.6%
Old Dominion Freight Line, Inc.	7,585	1,110,823
TOTAL COMMON STOCKS
(Cost $156,552,230)		180,075,610
PREFERRED STOCKS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	219,610	685,183
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@,(a)	66,787	384,025
Palantir Technologies, Inc. , Cl. D*,@,(a)	8,701	50,031
		434,056
TOTAL PREFERRED STOCKS
(Cost $1,486,719)		1,119,239
RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Tolero CDR*,@,(a),(c)	590,059	1,687,722
(Cost $315,501)		1,687,722
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
SPECIALIZED—2.1%
CyrusOne, Inc.	33,305	1,921,365
SBA Communications Corp. , Cl. A*	12,205	2,129,773
		4,051,138
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,400,009)		4,051,138
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(a)	314,956	380,215
(Cost $314,956)		380,215
Total Investments
(Cost $162,069,415)	97.0%	$187,313,924
Affiliated Securities (Cost $988,245)		685,183
Unaffiliated Securities (Cost $161,081,170)		186,628,741
Other Assets in Excess of Liabilities	3.0%	5,730,571
NET ASSETS	100.0%	$193,044,495

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 5.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
JS Kred SPV I, LLC.	06/26/15	$314,956	0.15%	$380,215	0.20%
Palantir Technologies, Inc. , Cl. A	10/07/14	106,559	0.05%	94,162	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	441,023	0.22%	384,025	0.20%
Palantir Technologies, Inc. , Cl. D	10/14/14	57,451	0.03%	50,031	0.03%
Prosetta Biosciences, Inc. , Series D	02/06/15	988,245	0.50%	685,183	0.35%
Tolero CDR	02/06/17	315,501	0.19%	1,687,722	0.87%
Total				$3,281,338	1.70%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—95.3%	SHARES	VALUE
AEROSPACE & DEFENSE—2.8%
HEICO Corp.	77,960	$6,261,747
AIR FREIGHT & LOGISTICS—4.8%
XPO Logistics, Inc. *	113,865	10,753,411
APPAREL ACCESSORIES & LUXURY GOODS—3.3%
Canada Goose Holdings, Inc. *	205,364	7,380,782
APPLICATION SOFTWARE—16.1%
Ebix, Inc.	110,271	9,053,249
Everbridge, Inc. *	197,330	6,369,813
Globant SA*	76,034	3,454,985
HubSpot, Inc. *	38,101	3,697,702
Paylocity Holding Corp. *	158,257	8,275,259
RealPage, Inc. *	18,191	905,002
The Ultimate Software Group, Inc. *	20,751	4,832,700
		36,588,710
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Financial Engines, Inc.	5,985	170,273
Virtus Investment Partners, Inc.	10,300	1,318,400
		1,488,673
BIOTECHNOLOGY—8.4%
ACADIA Pharmaceuticals, Inc. *	146,447	4,380,230
Acorda Therapeutics, Inc.	65,108	1,689,553
Portola Pharmaceuticals, Inc. *	132,812	6,814,584
Puma Biotechnology, Inc. *	46,244	3,091,411
Ultragenyx Pharmaceutical, Inc. *	59,070	3,151,384
		19,127,162
CONSUMER ELECTRONICS—0.2%
GoPro, Inc. , Cl. A*	63,394	346,765
EDUCATION SERVICES—4.0%
Chegg, Inc. *	529,701	9,174,421
GENERAL MERCHANDISE STORES—2.1%
Ollie's Bargain Outlet Holdings, Inc. *	85,128	4,728,860
HEALTH CARE DISTRIBUTORS—0.2%
PetIQ, Inc. , Cl. A*	18,240	437,760
HEALTH CARE EQUIPMENT—4.0%
Insulet Corp. *	119,090	9,113,958
HEALTH CARE FACILITIES—1.5%
US Physical Therapy, Inc.	43,979	3,340,205
HEALTH CARE SERVICES—1.5%
Diplomat Pharmacy, Inc. *	125,005	3,373,885
HEALTH CARE TECHNOLOGY—1.6%
Cotiviti Holdings, Inc. *	100,394	3,513,790
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.7%
WageWorks, Inc. *	102,587	6,211,643
INDUSTRIAL MACHINERY—3.7%
Proto Labs, Inc. *	6,738	736,800

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT. )	SHARES	VALUE
INDUSTRIAL MACHINERY—3.7% (CONT. )
The Middleby Corp. *	56,299	$7,671,302
		8,408,102
INTERNET & DIRECT MARKETING RETAIL—4.7%
Wayfair, Inc. , Cl. A*	115,446	10,622,187
INTERNET SOFTWARE & SERVICES—10.3%
2U, Inc. *	35,560	2,641,041
CommerceHub, Inc. , Series A*	81,290	1,643,684
GTT Communications, Inc. *	148,923	6,872,796
Palantir Technologies, Inc. , Cl. A*,@,(a)	81,310	467,533
SPS Commerce, Inc. *	3,425	180,155
Stamps. com, Inc. *	41,744	8,509,514
The Trade Desk, Inc. , Cl. A*	61,746	2,993,446
		23,308,169
IT CONSULTING & OTHER SERVICES—2.3%
EPAM Systems, Inc. *	43,691	5,132,819
LEISURE FACILITIES—2.1%
Planet Fitness, Inc. , Cl. A*	141,443	4,775,116
OIL & GAS EQUIPMENT & SERVICES—1.0%
Solaris Oilfield Infrastructure, Inc. , Cl. A*	121,322	2,289,346
PHARMACEUTICALS—0.5%
Aerie Pharmaceuticals, Inc. *	21,101	1,157,390
REAL ESTATE SERVICES—4.4%
FirstService Corp.	143,209	9,524,831
Redfin Corp.	23,218	471,325
		9,996,156
REGIONAL BANKS—4.8%
Independent Bank Group, Inc.	89,590	6,428,082
Signature Bank*	29,232	4,501,728
		10,929,810
RESTAURANTS—0.2%
Chuy's Holdings, Inc. *	14,148	374,922
SEMICONDUCTORS—0.6%
Impinj, Inc. *	43,324	969,158
MACOM Technology Solutions Holdings, Inc. *	10,381	322,849
		1,292,007
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Electronics For Imaging, Inc. *	62,725	1,834,079
THRIFTS & MORTGAGE FINANCE—2.9%
BofI Holding, Inc. *	179,645	6,461,831
TRADING COMPANIES & DISTRIBUTORS—3.1%
H&E Equipment Services, Inc.	58,624	2,308,613
SiteOne Landscape Supply, Inc. *	62,505	4,760,381
		7,068,994
TOTAL COMMON STOCKS
(Cost $163,256,044)		215,492,700

THE ALGER FUNDS | ALGER SMID CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—1.6%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	231,474	$722,199
PHARMACEUTICALS—1.3%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	49,317	2,832,275
TOTAL PREFERRED STOCKS
(Cost $2,639,011)		3,554,474
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Dyax Corp*,@,(a)	37,550	106,642
(Cost $0)		106,642
Total Investments
(Cost $165,895,055)	96.9%	$ 219,153,816
Affiliated Securities (Cost $1,041,633)		722,199
Unaffiliated Securities (Cost $164,853,422)		218,431,617
Other Assets in Excess of Liabilities	3.1%	7,015,332
NET ASSETS	100.0%	$ 226,169,148

(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities Note 5.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Dyax Corp. Rights	05/07/15	$0	0.00%	$45,156	0.02%
Dyax Corp. Rights	05/15/15	0	0.00%	1,704	0.00%
Dyax Corp. Rights	06/18/15	0	0.00%	40,470	0.02%
Dyax Corp. Rights	06/26/15	0	0.00%	19,312	0.01%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	1,597,378	0.14%	2,832,275	1.25%
Palantir Technologies, Inc. , Cl. A	10/07/14	529,084	0.05%	467,533	0.21%
Prosetta Biosciences, Inc. , Series D	02/06/15	1,041,633	0.10%	722,199	0.32%
Total				$4,128,649	1.83%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.1%
Hexcel Corp.	20,837	$1,424,209
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Canada Goose Holdings, Inc. *	31,421	1,129,271
APPAREL RETAIL—0.4%
Burlington Stores, Inc. *	4,748	577,879
APPLICATION SOFTWARE—13.7%
ACI Worldwide, Inc. *	88,218	2,067,830
Blackbaud, Inc.	35,561	3,407,455
Ellie Mae, Inc. *	11,327	1,059,074
Everbridge, Inc. *	23,550	760,194
Guidewire Software, Inc. *	22,749	1,807,408
HubSpot, Inc. *	18,640	1,809,012
Manhattan Associates, Inc. *	37,532	1,982,440
Paycom Software, Inc. *	13,274	1,216,429
Tyler Technologies, Inc. *	18,782	3,784,761
		17,894,603
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
WisdomTree Investments, Inc.	208,622	2,417,929
BIOTECHNOLOGY—4.2%
ACADIA Pharmaceuticals, Inc. *	38,212	1,142,921
Bluebird Bio, Inc. *	3,666	751,164
CareDx, Inc. *	106,483	638,898
Clovis Oncology, Inc. *	7,960	481,580
Exact Sciences Corp. *	18,368	913,073
Halozyme Therapeutics, Inc. *	44,380	829,019
Sarepta Therapeutics, Inc. *	11,902	780,057
		5,536,712
BREWERS—0.5%
Craft Brew Alliance, Inc. *	36,839	712,835
COMMUNICATIONS EQUIPMENT—0.6%
Lumentum Holdings, Inc. *	16,503	764,089
CONSUMER FINANCE—1.2%
LendingClub Corp. *	430,852	1,576,918
ELECTRONIC COMPONENTS—2.1%
Dolby Laboratories, Inc. , Cl. A	24,049	1,547,313
Universal Display Corp.	7,332	1,168,721
		2,716,034
ELECTRONIC EQUIPMENT & INSTRUMENTS—5.0%
Cognex Corp.	73,334	4,573,842
FLIR Systems, Inc.	39,669	2,031,449
		6,605,291
FINANCIAL EXCHANGES & DATA—0.5%
MarketAxess Holdings, Inc.	3,640	714,204
GENERAL MERCHANDISE STORES—0.5%
Ollie's Bargain Outlet Holdings, Inc. *	11,700	649,935

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—14.1%
Abaxis, Inc.	39,181	$2,807,318
ABIOMED, Inc. *	17,281	4,061,035
Cantel Medical Corp.	41,645	4,619,680
Cardiovascular Systems, Inc. *	20,614	509,372
DexCom, Inc. *	14,711	856,180
Inogen, Inc. *	20,917	2,548,527
Insulet Corp. *	39,588	3,029,670
		18,431,782
HEALTH CARE SUPPLIES—7.4%
Neogen Corp.	63,800	3,766,114
OraSure Technologies, Inc. *	64,747	1,408,895
Quidel Corp. *	99,884	4,572,689
		9,747,698
HEALTH CARE TECHNOLOGY—6.9%
Medidata Solutions, Inc. *	52,952	3,606,561
Veeva Systems, Inc. , Cl. A*	50,706	3,187,379
Vocera Communications, Inc. *	77,846	2,280,888
		9,074,828
HOME ENTERTAINMENT SOFTWARE—3.5%
Take-Two Interactive Software, Inc. *	35,929	4,551,126
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.9%
WageWorks, Inc. *	41,522	2,514,157
INDUSTRIAL MACHINERY—3.2%
DMC Global, Inc.	24,012	549,875
Sun Hydraulics Corp.	58,999	3,662,658
		4,212,533
INTERNET & DIRECT MARKETING RETAIL—0.3%
Despegar. com Corp. *	11,057	336,686
INTERNET SOFTWARE & SERVICES—4.2%
Apptio, Inc. , Cl. A*	26,327	672,655
Cornerstone OnDemand, Inc. *	14,291	587,789
NIC, Inc.	46,978	779,835
Q2 Holdings, Inc. *	31,598	1,338,175
Shopify, Inc. , Cl. A*	10,743	1,374,245
SPS Commerce, Inc. *	14,254	749,761
		5,502,460
IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV*	29,099	1,825,962
LEISURE FACILITIES—1.2%
Planet Fitness, Inc. , Cl. A*	45,969	1,551,913
LIFE SCIENCES TOOLS & SERVICES—4.0%
Bio-Techne Corp.	24,924	3,496,588
PRA Health Sciences, Inc. *	18,551	1,689,254
		5,185,842
MANAGED HEALTH CARE—0.8%
HealthEquity, Inc. *	20,684	1,047,024

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT. )	SHARES	VALUE
MOVIES & ENTERTAINMENT—3.5%
Lions Gate Entertainment Corp. , Cl. A*	56,847	$1,923,702
Lions Gate Entertainment Corp. , Cl. B	59,898	1,916,736
Live Nation Entertainment, Inc. *	17,062	768,814
		4,609,252
OIL & GAS EQUIPMENT & SERVICES—0.6%
RPC, Inc.	38,037	768,347
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Parsley Energy, Inc. , Cl. A*	39,696	936,826
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	43,718	898,842
PHARMACEUTICALS—1.2%
Aerie Pharmaceuticals, Inc. *	27,545	1,510,843
RESTAURANTS—2.2%
Shake Shack, Inc. , Cl. A*	21,823	953,883
Wingstop, Inc.	39,785	1,924,003
		2,877,886
SEMICONDUCTORS—2.3%
Cavium, Inc. *	15,341	1,361,974
Microsemi Corp. *	27,577	1,703,983
		3,065,957
SPECIALTY CHEMICALS—1.7%
Balchem Corp.	27,780	2,194,620
SPECIALTY STORES—0.5%
Five Below, Inc. *	10,577	686,765
SYSTEMS SOFTWARE—2.4%
Proofpoint, Inc. *	30,509	3,112,528
TOTAL COMMON STOCKS
(Cost $81,174,453)		127,363,786
PREFERRED STOCKS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	50,688	158,147
(Cost $228,096)		158,147
RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Dyax Corp. *,@,(a)	9,700	27,548
Neuralstem, Inc. Strike Price: 47.61, 1/8/19*,(a)	5,997	–
Tolero CDR*,@,(a),(c)	174,782	499,922
		527,470
TOTAL RIGHTS
(Cost $94,483)		527,470
REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
CyrusOne, Inc.	19,702	1,136,608
(Cost $661,200)		1,136,608

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC. *,@,(a)	290,078	$350,182
(Cost $290,078)		350,182
Total Investments
(Cost $82,448,310)	98.9%	$ 129,536,193
Affiliated Securities (Cost $228,096)		158,147
Unaffiliated Securities (Cost $82,220,214)		129,378,046
Other Assets in Excess of Liabilities	1.1%	1,485,749
NET ASSETS	100.0%	$ 131,021,942

(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company Act of
1940. See Affiliated Securities Note 11.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Dyax Corp. Rights	05/01/15	$0	0.00%	$17,324	0.01%
Dyax Corp. Rights	08/14/15	0	0.00%	10,224	0.01%
JS Kred SPV I, LLC.	06/26/15	290,078	0.15%	350,182	0.27%
Prosetta Biosciences, Inc. , Series D	02/06/15	228,096	0.10%	158,147	0.12%
Tolero CDR	02/06/17	94,483	0.08%	499,922	0.38%
Total				$1,035,799	0.79%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—98.9%	SHARES	VALUE
AEROSPACE & DEFENSE—0.9%
Mercury Systems, Inc. *	128,819	$6,185,888
APPAREL ACCESSORIES & LUXURY GOODS—2.4%
Canada Goose Holdings, Inc. *	479,735	17,241,676
APPLICATION SOFTWARE—20.6%
ACI Worldwide, Inc. *	641,818	15,044,214
ANSYS, Inc. *	85,884	13,883,149
Blackbaud, Inc.	161,609	15,485,374
Ellie Mae, Inc. *	147,245	13,767,408
Everbridge, Inc. *	389,612	12,576,675
Guidewire Software, Inc. *	251,581	19,988,110
Manhattan Associates, Inc. *	153,118	8,087,693
Paycom Software, Inc. *	179,203	16,422,163
PROS Holdings, Inc. *	343,715	9,981,484
Tyler Technologies, Inc. *	100,725	20,297,095
		145,533,365
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
WisdomTree Investments, Inc.	954,330	11,060,685
BIOTECHNOLOGY—2.5%
CareDx, Inc. *	1,346,282	8,077,692
Exact Sciences Corp. *	205,771	10,228,876
		18,306,568
ELECTRONIC COMPONENTS—1.8%
Universal Display Corp.	77,569	12,364,499
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.0%
Cognex Corp.	334,352	20,853,534
FINANCIAL EXCHANGES & DATA—1.6%
MarketAxess Holdings, Inc.	58,110	11,401,763
GENERAL MERCHANDISE STORES—1.6%
Ollie's Bargain Outlet Holdings, Inc. *	199,833	11,100,723
HEALTH CARE EQUIPMENT—18.3%
Abaxis, Inc.	167,707	12,016,206
ABIOMED, Inc. *	102,269	24,033,215
Cantel Medical Corp.	206,481	22,904,937
Heska Corp. *	128,196	9,992,878
Inogen, Inc. *	150,256	18,307,191
Insulet Corp. *	348,556	26,674,991
Tactile Systems Technology, Inc. *	477,001	15,039,842
		128,969,260
HEALTH CARE SUPPLIES—8.2%
Neogen Corp.	290,570	17,152,347
OraSure Technologies, Inc. *	796,189	17,325,072
Quidel Corp. *	507,392	23,228,406
		57,705,825
HEALTH CARE TECHNOLOGY—8.2%
Medidata Solutions, Inc. *	217,502	14,814,061
Veeva Systems, Inc. , Cl. A*	438,024	27,534,189

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—98.9% (CONT. )	SHARES	VALUE
HEALTH CARE TECHNOLOGY—8.2% (CONT. )
Vocera Communications, Inc. *	520,336	$15,245,845
		57,594,095
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.4%
WageWorks, Inc. *	275,751	16,696,723
INDUSTRIAL MACHINERY—4.9%
DMC Global, Inc.	139,152	3,186,581
Proto Labs, Inc. *	141,092	15,428,410
Sun Hydraulics Corp.	257,379	15,978,088
		34,593,079
INTERNET SOFTWARE & SERVICES—8.9%
Apptio, Inc. , Cl. A*	287,790	7,353,034
Cornerstone OnDemand, Inc. *	117,015	4,812,827
NIC, Inc.	386,399	6,414,224
Shopify, Inc. , Cl. A*	118,448	15,151,868
SPS Commerce, Inc. *	106,599	5,607,107
Stamps. com, Inc. *	116,449	23,738,129
		63,077,189
LIFE SCIENCES TOOLS & SERVICES—1.8%
Bio-Techne Corp.	91,837	12,883,813
MANAGED HEALTH CARE—1.4%
HealthEquity, Inc. *	198,315	10,038,705
PERSONAL PRODUCTS—1.1%
elf Beauty, Inc. *	363,846	7,480,674
RESTAURANTS—2.2%
Wingstop, Inc.	319,383	15,445,362
SPECIALTY CHEMICALS—1.5%
Balchem Corp.	133,176	10,520,904
SPECIALTY STORES—1.7%
Five Below, Inc. *	183,164	11,892,839
SYSTEMS SOFTWARE—2.3%
Proofpoint, Inc. *	158,992	16,220,364
TOTAL COMMON STOCKS
(Cost $543,233,595)		697,167,533
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(b)	11,905	34,051
(Cost $6,436)		34,051
Total Investments
(Cost $543,240,031)	98.9%	$697,201,584
Unaffiliated Securities (Cost $543,240,031)		697,201,584
Other Assets in Excess of Liabilities	1.1%	7,997,626
NET ASSETS	100.0%	$705,199,210

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Tolero CDR	02/06/17	$6,436	0.00%	$34,051	0.00%
Total				$34,051	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—92.6%	SHARES	VALUE
BIOTECHNOLOGY—41.6%
AbbVie, Inc.	86,000	$9,650,920
ACADIA Pharmaceuticals, Inc. *	19,000	568,290
Adverum Biotechnologies, Inc. *	5,000	36,500
Agios Pharmaceuticals, Inc. *	5,000	393,800
Alexion Pharmaceuticals, Inc. *	20,000	2,386,400
Amicus Therapeutics, Inc. *	108,000	1,751,760
AnaptysBio, Inc. *	4,500	474,255
Avexis, Inc. *	7,500	927,975
BeiGene Ltd. #*	8,000	1,086,000
Biogen, Inc.	13,000	4,521,530
BioMarin Pharmaceutical, Inc. *	50,000	4,511,500
Bluebird Bio, Inc. *	22,000	4,507,800
Calithera Biosciences, Inc. *	10,000	80,000
Clovis Oncology, Inc. *	31,247	1,890,444
Emmaus Life Sciences, Inc. *,@,(a)	479,063	2,912,703
Enanta Pharmaceuticals, Inc. *	2,000	169,900
Epizyme, Inc. *	20,000	323,000
Exact Sciences Corp. *	39,000	1,938,690
Exelixis, Inc. *	10,000	303,100
Five Prime Therapeutics, Inc. *	14,000	280,000
Genmab A/S*	7,500	1,373,966
Gilead Sciences, Inc.	15,000	1,257,000
Global Blood Therapeutics, Inc. *	10,000	579,000
GlycoMimetics, Inc. *	7,000	157,430
Halozyme Therapeutics, Inc. *	158,000	2,951,440
Immunomedics, Inc. *	58,000	966,860
Incyte Corp. *	18,000	1,625,220
Madrigal Pharmaceuticals, Inc. *	8,000	1,187,360
Neurocrine Biosciences, Inc. *	21,500	1,837,605
Ra Pharmaceuticals, Inc. *	14,000	103,040
Radius Health, Inc. *	18,000	677,880
Regeneron Pharmaceuticals, Inc. *	2,500	916,625
Sage Therapeutics, Inc. *	11,000	2,087,800
Sangamo Therapeutics, Inc. *	27,000	562,950
Sarepta Therapeutics, Inc. *	70,000	4,587,800
Spark Therapeutics, Inc. *	20,000	1,121,000
TESARO, Inc. *	20,000	1,349,200
Vertex Pharmaceuticals, Inc. *	41,000	6,841,670
Zealand Pharma A/S#*	40,000	674,800
		69,573,213
HEALTH CARE EQUIPMENT—19.6%
Abaxis, Inc.	7,000	501,550
Abbott Laboratories	20,000	1,243,200
ABIOMED, Inc. *	27,500	6,462,500
AxoGen, Inc. *	12,000	333,600
Baxter International, Inc.	31,000	2,232,930
DexCom, Inc. *	27,500	1,600,500
Edwards Lifesciences Corp. *	12,000	1,518,960

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
HEALTH CARE EQUIPMENT—19.6% (CONT. )
IDEXX Laboratories, Inc. *	14,500	$2,712,080
Insulet Corp. *	54,000	4,132,620
Intuitive Surgical, Inc.	9,500	4,100,865
Masimo Corp. *	17,000	1,602,080
Mazor Robotics Ltd. #*	5,000	328,550
Obalon Therapeutics, Inc. *	46,795	191,860
Stryker Corp.	19,000	3,123,220
Teleflex, Inc.	5,000	1,388,750
Zimmer Biomet Holdings, Inc.	11,000	1,398,320
		32,871,585
HEALTH CARE FACILITIES—0.7%
HCA Healthcare, Inc.	11,000	1,112,760
HEALTH CARE SERVICES—0.3%
DaVita, Inc. *	6,500	507,260
HEALTH CARE SUPPLIES—2.3%
Align Technology, Inc. *	14,500	3,799,000
HEALTH CARE TECHNOLOGY—0.4%
Teladoc, Inc. *	19,000	710,600
LIFE SCIENCES TOOLS & SERVICES—5.7%
Agilent Technologies, Inc.	33,000	2,423,190
Illumina, Inc. *	19,000	4,420,160
Mettler-Toledo International, Inc. *	3,300	2,228,358
PRA Health Sciences, Inc. *	5,000	455,300
		9,527,008
MANAGED HEALTH CARE—9.6%
Centene Corp. *	5,000	536,200
Cigna Corp.	8,000	1,666,800
Humana, Inc.	8,000	2,254,640
UnitedHealth Group, Inc.	46,000	10,891,880
WellCare Health Plans, Inc. *	3,500	736,330
		16,085,850
PHARMACEUTICALS—12.4%
Aerie Pharmaceuticals, Inc. *	39,000	2,139,150
Allergan PLC.	7,500	1,351,950
Assembly Biosciences, Inc. *	7,000	330,260
AstraZeneca PLC. #	27,000	946,620
Bristol-Myers Squibb Co.	77,000	4,820,200
Dermira, Inc. *	5,000	142,600
GW Pharmaceuticals PLC. #*	15,617	2,157,176
Intersect ENT, Inc. *	3,000	112,050
Johnson & Johnson	16,000	2,211,040
Mylan NV*	28,500	1,221,225
Novo Nordisk A/S#	44,000	2,442,000
Revance Therapeutics, Inc. *	26,500	855,950
Zoetis, Inc. , Cl. A	19,000	1,457,870

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.6% (CONT. )	SHARES	VALUE
PHARMACEUTICALS—12.4% (CONT. )
Zogenix, Inc. *	15,000	$545,250
		20,733,341
TOTAL COMMON STOCKS
(Cost $112,834,373)		154,920,617
PREFERRED STOCKS—1.9%	SHARES	VALUE
BIOTECHNOLOGY—1.7%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	897,366	2,799,782
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	7,546	433,366
TOTAL PREFERRED STOCKS
(Cost $4,282,562)		3,233,148
RIGHTS—4.0%	SHARES	VALUE
BIOTECHNOLOGY—4.0%
Dyax Corp.*,@,(a)	21,800	61,912
Emmaus Life Sciences, Inc. , 9/11/18*,@,(a)	320,000	950,400
Neuralstem, Inc. , Strike Price: 47.61, 1/8/19*,(a)	26,472	–
Tolero CDR*,@,(a),(c)	1,956,996	5,597,517
		6,609,829
TOTAL RIGHTS
(Cost $1,044,370)		6,609,829
Total Investments
(Cost $118,161,305)	98.5%	$164,763,594
Affiliated Securities (Cost $4,038,147)		2,799,782
Unaffiliated Securities (Cost $114,123,158)		161,963,812
Other Assets in Excess of Liabilities	1.5%	2,502,160
NET ASSETS	100.0%	$167,265,754

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the
Board.
(b) Deemed an affiliate of the Alger fund complex during the year for the purpose of Section 2(a)(3) of the Investment Company Act of
1940, See Affiliated Securities Note 5.
(c) Contingent Deferred Rights.
* Non-income producing security.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2018
Dyax Corp. Rights	04/01/15	$0	0.00%	$60,634	0.04%
Dyax Corp. Rights	10/15/15	0	0.00%	1,278	0.00%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	967,103	0.58%
Emmaus Life Sciences, Inc.	09/09/13	800,000	0.42%	1,945,600	1.16%
Emmaus Life Sciences, Inc. , Rights	09/09/13	0	0.00%	950,400	0.57%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	290,376	0.15%	433,366	0.26%
Prosetta Biosciences, Inc. , Series D	02/06/15	4,038,147	2.00%	2,799,782	1.67%
Tolero CDR	02/06/17	1,044,370	0.90%	5,597,517	3.35%
Total				$12,755,680	7.63%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—92.3%	SHARES	VALUE
AEROSPACE & DEFENSE—3.7%
General Dynamics Corp.	7,556	$1,681,059
The Boeing Co.	8,376	2,968,203
		4,649,262
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc. , Cl. B	4,399	560,081
AIRPORT SERVICES—0.4%
Macquarie Infrastructure Corp.	8,137	539,890
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Tapestry, Inc.	16,537	777,900
APPAREL RETAIL—0.7%
The Gap, Inc.	26,419	878,168
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
BlackRock, Inc. , Cl. A	4,284	2,406,751
AUTO PARTS & EQUIPMENT—0.7%
Aptiv PLC.	8,803	835,229
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	13,736	1,541,454
Amgen, Inc.	4,100	762,805
Gilead Sciences, Inc.	9,700	812,860
		3,117,119
BREWERS—0.5%
Molson Coors Brewing Co. , Cl. B	7,489	629,226
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	31,280	1,223,986
CABLE & SATELLITE—2.2%
Comcast Corp. , Cl. A	66,582	2,831,732
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	43,199	1,794,486
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	9,418	592,769
CONSUMER FINANCE—0.4%
Discover Financial Services	6,501	518,780
DIVERSIFIED BANKS—7.2%
Bank of America Corp.	71,198	2,278,336
JPMorgan Chase & Co.	42,602	4,927,773
Wells Fargo & Co.	28,454	1,871,704
		9,077,813
DIVERSIFIED CHEMICALS—1.0%
DowDuPont, Inc.	17,320	1,309,046
DRUG RETAIL—1.0%
CVS Health Corp.	15,600	1,227,564
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Eaton Corp. , PLC.	9,500	797,715

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.3% (CONT. )	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.1% (CONT. )
Hubbell, Inc. , Cl. B	4,864	$661,261
		1,458,976
FINANCIAL EXCHANGES & DATA—1.7%
CME Group, Inc. , Cl. A	14,143	2,170,668
HEALTH CARE EQUIPMENT—0.6%
Medtronic PLC.	8,783	754,372
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	15,490	3,111,941
HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	13,500	966,735
Extended Stay America, Inc.	55,787	1,128,571
		2,095,306
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	18,860	1,628,372
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	12,141	1,294,231
INDUSTRIAL CONGLOMERATES—3.0%
General Electric Co.	49,081	793,640
Honeywell International, Inc.	19,156	3,058,638
		3,852,278
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	6,023	1,014,092
INTEGRATED OIL & GAS—3.1%
Exxon Mobil Corp.	28,532	2,490,843
TOTAL SA#	24,162	1,402,846
		3,893,689
INTEGRATED TELECOMMUNICATION SERVICES—2.8%
AT&T, Inc.	30,300	1,134,735
Verizon Communications, Inc.	45,395	2,454,508
		3,589,243
INTERNET & DIRECT MARKETING RETAIL—1.0%
Amazon. com, Inc. *	912	1,323,212
INTERNET SOFTWARE & SERVICES—5.4%
Alphabet, Inc. , Cl. A*	2,005	2,370,351
Alphabet, Inc. , Cl. C*	2,010	2,351,579
Facebook, Inc. , Cl. A*	11,268	2,105,877
		6,827,807
INVESTMENT BANKING & BROKERAGE—2.4%
Morgan Stanley	54,020	3,054,831
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	10,410	703,300
MANAGED HEALTH CARE—3.3%
Aetna, Inc.	10,018	1,871,563
UnitedHealth Group, Inc.	9,760	2,310,973
		4,182,536

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—92.3% (CONT. )	SHARES	VALUE
MULTI-LINE INSURANCE—0.8%
The Hartford Financial Services Group, Inc.	16,900	$993,044
MULTI-UTILITIES—0.6%
Sempra Energy	6,674	714,251
OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	14,373	1,057,565
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips	17,676	1,039,526
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	8,600	674,154
PHARMACEUTICALS—7.8%
Bristol-Myers Squibb Co.	28,880	1,807,888
Eli Lilly & Co.	20,500	1,669,725
GlaxoSmithKline PLC. #	21,339	800,426
Johnson & Johnson	20,000	2,763,800
Pfizer, Inc.	62,024	2,297,369
Roche Holding AG#	17,055	528,705
		9,867,913
RAILROADS—0.5%
Union Pacific Corp.	4,509	601,951
RESTAURANTS—2.5%
Darden Restaurants, Inc.	8,100	776,385
Dunkin' Brands Group, Inc.	10,654	688,781
McDonald's Corp.	10,118	1,731,595
		3,196,761
SEMICONDUCTOR EQUIPMENT—0.9%
KLA-Tencor Corp.	10,895	1,196,271
SEMICONDUCTORS—4.1%
Broadcom Ltd.	10,900	2,703,527
Intel Corp.	35,637	1,715,565
QUALCOMM, Inc.	12,100	825,825
		5,244,917
SOFT DRINKS—2.7%
PepsiCo, Inc.	20,741	2,495,142
The Coca-Cola Co.	20,700	985,113
		3,480,255
SYSTEMS SOFTWARE—5.0%
Microsoft Corp.	67,460	6,409,375
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.7%
Apple, Inc.	31,623	5,294,639
Western Digital Corp.	7,324	651,689
		5,946,328
TOBACCO—2.2%
Altria Group, Inc.	39,780	2,798,125
TOTAL COMMON STOCKS
(Cost $63,759,761)		117,145,092

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

CONVERTIBLE PREFERRED STOCKS—0.4%	SHARES	VALUE
PHARMACEUTICALS—0.4%
Allergan PLC. , 5.50%, 3/1/18	770	$498,729
(Cost $770,000)		498,729
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.(a)	53,190	1,944,095
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP. (a)	16,300	500,736
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,767,080)		2,444,831
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.5%
Welltower, Inc.	11,100	665,667
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc. , Cl. A	26,124	809,844
SPECIALIZED—1.7%
Crown Castle International Corp.	11,857	1,337,114
Lamar Advertising Co. , Cl. A	10,909	785,448
		2,122,562
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,952,689)		3,598,073
SHORT—TERM INVESTMENTS—1.2%	SHARES	VALUE
MONEY MARKET FUND—1.2%
Invesco Government & Agency Portfolio	1,568,444	1,568,444
(Cost $1,568,444)		1,568,444
Total Investments
(Cost $70,817,974)	98.7%	$ 125,255,169
Unaffiliated Securities (Cost $70,817,974)		125,255,169
Other Assets in Excess of Liabilities	1.3%	1,649,421
NET ASSETS	100.0%	$ 126,904,590

# American Depositary Receipts.
(a) All or portion of the security is on loan.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 25 FUND
Schedule of Investments January 31, 2018 (Unaudited)

COMMON STOCKS—90.9%	SHARES	VALUE
AEROSPACE & DEFENSE—3.0%
HEICO Corp.	4,067	$326,661
APPLICATION SOFTWARE—9.6%
Adobe Systems, Inc. *	1,398	279,265
Autodesk, Inc. *	3,051	352,757
salesforce. com, Inc. *	3,660	416,911
		1,048,933
CONSTRUCTION MACHINERY & HEAVY TRUCKS—3.0%
WABCO Holdings, Inc. *	2,111	325,917
CONSTRUCTION MATERIALS—3.4%
Vulcan Materials Co.	2,768	374,787
DATA PROCESSING & OUTSOURCED SERVICES—5.1%
Visa, Inc. , Cl. A	4,472	555,557
DIVERSIFIED BANKS—4.0%
Bank of America Corp.	13,414	429,248
DIVERSIFIED SUPPORT SERVICES—4.2%
Cintas Corp.	2,684	452,120
FINANCIAL EXCHANGES & DATA—10.9%
CME Group, Inc. , Cl. A	2,801	429,897
MarketAxess Holdings, Inc.	1,622	318,253
S&P Global, Inc.	2,416	437,537
		1,185,687
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc. *	1,425	180,918
INTERNET & DIRECT MARKETING RETAIL—8.3%
Amazon. com, Inc. *	618	896,650
INTERNET SOFTWARE & SERVICES—15.2%
Alphabet, Inc. , Cl. C*	544	636,447
Altaba, Inc. *	5,125	409,385
Facebook, Inc. , Cl. A*	3,256	608,514
		1,654,346
LEISURE FACILITIES—3.6%
Vail Resorts, Inc.	1,805	394,501
MANAGED HEALTH CARE—4.1%
UnitedHealth Group, Inc.	1,875	443,963
SEMICONDUCTOR EQUIPMENT—3.3%
Applied Materials, Inc.	6,686	358,570
SEMICONDUCTORS—3.8%
Broadcom Ltd.	1,667	413,466
SPECIALTY CHEMICALS—2.9%
The Sherwin-Williams Co.	746	311,164
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Apple, Inc.	3,107	520,205
TOTAL COMMON STOCKS
(Cost $9,621,965)		9,872,693

THE ALGER FUNDS | ALGER 25 FUND
Schedule of Investments January 31, 2018 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—7.9%	SHARES	VALUE
SPECIALIZED—7.9%
Equinix, Inc.	1,053	$479,315
SBA Communications Corp. , Cl. A*	2,164	377,618
		856,933
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $818,884)		856,933
Total Investments
(Cost $10,440,849)	98.8%	$10,729,626
Unaffiliated Securities (Cost $10,440,849)		10,729,626
Other Assets in Excess of Liabilities	1.2%	126,280
NET ASSETS	100.0%	$10,855,906
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in nine funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap
Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger Growth &
Income Fund and Alger 25 Fund (collectively, the “Funds” or individually, each a “Fund”).
Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth
Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus
Fund, Alger Health Sciences Fund and Alger 25 Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger
Growth & Income Fund also normally invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, P, Y and Z.
Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class
A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I, P, Y and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expense other than a class expense
(not including advisory or custodial fees or other expenses related to the management of the Fund’s assets) to a share class.

Alger 25 Fund launched on December 28, 2017.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments are valued on each day the New
York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00
p.m. Eastern Standard Time).
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available (including escrow receivable)
are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – signifÿÿÿÿicant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level
1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional
Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for
Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$561,846,654	$551,942,551	$9,904,103	—
Consumer Staples	44,580,435	44,580,435	—	—
Energy	51,999,325	51,999,325	—	—
Financials	232,731,935	232,731,935	—	—
Health Care	353,282,183	353,282,183	—	—
Industrials	257,557,906	257,557,906	—	—
Information Technology	1,263,263,983	1,262,382,612	—	$881,371
Materials	140,155,258	140,155,258	—	—
Telecommunication Services	7,581,806	7,581,806	—	—
TOTAL COMMON STOCKS	$2,912,999,485	$2,902,214,011	9,904,103	$881,371
MASTER LIMITED PARTNERSHIP
Financials	23,410,311	23,410,311	—	—
PREFERRED STOCKS
Health Care	4,403,847	—	—	4,403,847
Information Technology	4,062,807	—	—	4,062,807
TOTAL PREFERRED
STOCKS	$8,466,654	—	—	$8,466,654
REAL ESTATE INVESTMENT TRUST
Real Estate	76,407,588	76,407,588	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,021,284,038	$3,002,031,910	9,904,103	$9,348,025

Alger International Growth
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$22,284,018	$1,872,235	$20,411,783	—
Consumer Staples	13,562,738	2,354,077	11,208,661	—
Energy	15,172,214	6,106,666	9,065,548	—
Financials	45,372,919	8,542,722	36,830,197	—
Health Care	9,800,200	1,381,300	8,418,900	—
Industrials	18,308,883	1,654,846	16,654,037	—
Information Technology	36,601,362	12,935,093	23,666,269	—
Materials	10,938,242	—	10,938,242	—
Real Estate	4,111,563	2,174,154	1,937,409	—
Telecommunication Services	2,575,843	—	2,575,843	—
Utilities	861,846	—	861,846	—
TOTAL COMMON STOCKS	$179,589,828	$37,021,093	$142,568,735	—
RIGHTS
Financials	496	496	—	—
TOTAL INVESTMENTS IN
SECURITIES	$179,590,324	$37,021,589	$142,568,735	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,843,138	$30,843,138	—		—
Consumer Staples	2,253,345	2,253,345	—		—
Energy	1,559,546	1,559,546	—		—
Financials	12,671,597	12,671,597	—		—
Health Care	38,775,462	38,775,462	—		—
Industrials	32,583,062	32,583,062	—		—
Information Technology	54,816,445	54,722,283	—		$94,162
Materials	6,573,015	6,573,015	—		—
TOTAL COMMON STOCKS	$180,075,610	$179,981,448	—		$94,162
PREFERRED STOCKS
Health Care	685,183	—	—		685,183
Information Technology	434,056	—	—		434,056
TOTAL PREFERRED
STOCKS	$1,119,239	—	—		$1,119,239
REAL ESTATE INVESTMENT TRUST
Real Estate	4,051,138	4,051,138	—		—
RIGHTS
Health Care	1,687,722	—	—		1,687,722
SPECIAL PURPOSE VEHICLE
Financials	380,215	—	—		380,215
TOTAL INVESTMENTS IN
SECURITIES	$187,313,924	$184,032,586	—		$3,281,338
Escrow Receivable	$678,214	—	$678,214	*	—

Alger SMid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$37,403,053	$37,403,053	—		—
Energy	2,289,346	2,289,346	—		—
Financials	18,880,314	18,880,314	—		—
Health Care	40,064,150	40,064,150	—		—
Industrials	38,703,897	38,703,897	—		—
Information Technology	68,155,784	67,688,251	—		$467,533
Real Estate	9,996,156	9,996,156	—		—
TOTAL COMMON STOCKS	$215,492,700	$215,025,167	—		$467,533
PREFERRED STOCKS
Health Care	3,554,474	—	—		3,554,474
RIGHTS
Health Care	106,642	—	—		106,642
TOTAL INVESTMENTS IN
SECURITIES	$219,153,816	$215,025,167	—		$4,128,649

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,419,587	$12,419,587	—		—
Consumer Staples	1,611,677	1,611,677	—		—
Energy	1,705,173	1,705,173	—		—
Financials	4,709,051	4,709,051	—		—
Health Care	50,534,729	50,534,729	—		—
Industrials	8,150,899	8,150,899	—		—
Information Technology	46,038,050	46,038,050	—		—
Materials	2,194,620	2,194,620	—		—
TOTAL COMMON STOCKS	$127,363,786	$127,363,786	—		—
PREFERRED STOCKS
Health Care	158,147	—	—		$158,147
REAL ESTATE INVESTMENT TRUST
Real Estate	1,136,608	1,136,608	—		—
RIGHTS
Health Care	527,470	—	—**		527,470
SPECIAL PURPOSE VEHICLE
Financials	350,182	—	—		350,182
TOTAL INVESTMENTS IN
SECURITIES	$129,536,193	$128,500,394	—		$1,035,799
Escrow Receivable	$200,894	—	$200,894	*	—

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$55,680,600	$55,680,600	—		—
Consumer Staples	7,480,674	7,480,674	—		—
Financials	22,462,448	22,462,448	—		—
Health Care	285,498,266	285,498,266	—		—
Industrials	57,475,690	57,475,690	—		—
Information Technology	258,048,951	258,048,951	—		—
Materials	10,520,904	10,520,904	—		—
TOTAL COMMON STOCKS	$697,167,533	$697,167,533	—		—
RIGHTS
Health Care	34,051	—	—		$34,051
TOTAL INVESTMENTS IN
SECURITIES	$697,201,584	$697,167,533	—		$34,051
Escrow Receivable	$13,684	—	$13,684	*	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Health Care	$154,920,617	$152,007,914	—		$2,912,703
PREFERRED STOCKS
Health Care	3,233,148	—	—		3,233,148
RIGHTS
Health Care	6,609,829	—	—**		6,609,829
TOTAL INVESTMENTS IN
SECURITIES	$164,763,594	$152,007,914	—		$12,755,680
Escrow Receivable	$2,249,371	—	$2,249,371	*	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$16,346,318	$16,346,318	—	—
Consumer Staples	11,731,927	11,731,927	—	—
Energy	5,990,780	5,990,780	—	—
Financials	18,221,887	18,221,887	—	—
Health Care	17,921,940	17,921,940	—	—
Industrials	12,886,424	12,886,424	—	—
Information Technology	27,419,184	27,419,184	—	—
Materials	2,323,138	2,323,138	—	—
Telecommunication Services	3,589,243	3,589,243	—	—
Utilities	714,251	714,251	—	—
TOTAL COMMON STOCKS	$117,145,092	$117,145,092	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	498,729	498,729	—	—
MASTER LIMITED PARTNERSHIP
Energy	500,736	500,736	—	—
Financials	1,944,095	1,944,095	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,444,831	$2,444,831	—	—
REAL ESTATE INVESTMENT TRUST
Financials	809,844	809,844	—	—
Real Estate	2,788,229	2,788,229	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$3,598,073	$3,598,073	—	—
SHORT-TERM INVESTMENTS
Money Market Fund	1,568,444	1,568,444	—	—
TOTAL INVESTMENTS IN
SECURITIES	$125,255,169	$125,255,169	—	—

Alger 25 Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,291,151	$1,291,151	—	—
Financials	1,614,935	1,614,935	—	—
Health Care	443,963	443,963	—	—
Industrials	1,104,698	1,104,698	—	—
Information Technology	4,731,995	4,731,995	—	—
Materials	685,951	685,951	—	—
TOTAL COMMON STOCKS	$9,872,693	$9,872,693	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	856,933	856,933	—	—
TOTAL INVESTMENTS IN
SECURITIES	$10,729,626	$10,729,626	—	—

* Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of Tolero Pharmaceuticals, Inc.
** Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Neuralstem, Inc.’s rights are classified as a Level 2 investment and are fair valued at zero as of January 31, 2018.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE
	MEASUREMENTS
	USING
	SIGNIFICANT
	UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2017	$881,371	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(24,057)
Included in net change in unrealized appreciation (depreciation) on investments	24,057
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	881,371
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Capital Appreciation Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(388)
Included in net change in unrealized appreciation (depreciation) on investments	388
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2017	$8,466,654	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,562,011)
Included in net change in unrealized appreciation (depreciation) on investments	1,562,011
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	8,466,654
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(387,114)
Included in net change in unrealized appreciation (depreciation) on investments	387,114
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2017	$94,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	94,162
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$1,119,239
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	1,119,239
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2017	$1,685,090
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	2,632
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	1,687,722
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$2,632

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2017	$380,215
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	380,215
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Fund	Common Stocks
Opening balance at November 1, 2017	$467,533
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	467,533
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger SMid Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2017	$5,709,632
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(425,987)
Included in net change in unrealized appreciation (depreciation) on investments	319,849
Purchases and sales
Purchases	—
Sales	(2,049,020)
Closing balance at January 31, 2018	3,554,474
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger SMid Cap Focus Fund	Rights
Opening balance at November 1, 2017	$106,642
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	106,642
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2017	$158,147
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	158,147
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2017	$526,690
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	780
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	527,470
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$780

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2017	$350,182
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	350,182
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2017	$33,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	53
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	34,051
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$53

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2017	$2,912,703
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	2,912,703
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2017	$3,233,148
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	3,233,148
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2017	$6,601,101
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	8,728
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	6,609,829
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$8,728

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(1,469)
Included in net change in unrealized appreciation (depreciation) on investments	1,469
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Growth & Income Fund	Corporate Bonds
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(14)
Included in net change in unrealized appreciation (depreciation) on investments	14
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(88,464)
Included in net change in unrealized appreciation (depreciation) on investments	88,464
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING
SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Warrants
Opening balance at November 1, 2017	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(15,269)
Included in net change in unrealized appreciation (depreciation) on investments	15,269
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2018	—
Net change in unrealized appreciation (depreciation) attributable to
investments still held at January 31, 2018	$—
* Includes securities that are fair valued at $0.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	January 31, 2018	Methodology	Input	Input/Range	Average Inputs
Alger Capital Appreciation Fund
Common Stocks	$881,371	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	8,466,654	Market	Time to Exit	2 years	N/A
		Approach	Volatility	77.9%	N/A
			Market Quotation	N/A	N/A

Alger Mid Cap Growth Fund
Common Stocks	94,162	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	434,056	Market	Market Quotation	N/A*	N/A
Approach
Preferred Stocks	685,183	Income	Discount Rate	40%-44%	N/A
Approach
Special Purpose Vehicle	380,215	Market	Revenue Multiple	3.1x-4.5x	N/A
Approach
Rights	1,687,722	Income	Discount Rate	5.52%-30.72%	N/A
Approach

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable			Weighted
	January 31, 2018	Methodology	Input	Input/Range		Average Inputs
Alger SMid Cap Focus Fund
Common Stocks	467,533	Market	Market Quotation	N/A*		N/A
Approach
Preferred Stocks	2,832,275	Market	Time to Exit	2 years		N/A
Approach
			Volatility	77.9%		N/A
			Market Quotation	N/A*		N/A
Preferred Stocks	722,199	Income	Discount Rate	40%-44%		N/A
Approach
Rights	106,642	Income	Discount Rate	2.05%		N/A
Approach

Alger Small Cap Growth Fund
Preferred Stocks	158,147	Income	Discount Rate	40%-44%		N/A
Approach
Special Purpose Vehicle	350,182	Market	Revenue Multiple	3.1x-4.5x		N/A
Approach
Rights	527,470	Income	Discount Rate	2.05%-30.72%		17.10%
Approach

Alger Small Cap Focus Fund
Rights	34,051	Income	Discount Rate	5.52%-30.72%		N/A
Approach

Alger Health Sciences Fund
Common Stocks	2,912,703	Market	Revenue Multiple	6.0	x	N/A
Approach
Preferred Stocks	2,799,782	Income	Discount Rate	40%-44%		N/A
Approach
Preferred Stocks	433,366	Market	Time to Exit	2 years		N/A
Approach
			Volatility	77.9%		N/A
Rights	5,659,429	Income	Discount Rate	2.05-30.72%		17.76%
Approach
Rights	950,400	Market	Revenue Multiple	6.0	x	N/A
Approach

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Fund at January 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and
EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On January 31, 2018, there were no transfers of securities between Level 1, Level 2 and
Level 3.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2018, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$18,237,260	—	$18,237,260	—
Alger International Growth Fund
Foreign cash	1,914,406	$1,914,406	—	—
Bank overdraft	(403,019)	(403,019)	—	—
Alger Mid Cap Growth Fund	5,782,067	—	5,782,067	—
Alger SMid Cap Focus Fund	7,890,997	—	7,890,997	—
Alger Small Cap Growth Fund	613,412	—	613,412	—
Alger Small Cap Focus Fund	3,207,835	—	3,207,835	—
Alger Health Sciences Fund	519,098	—	519,098	—
Alger Growth & Income Fund	3,422,257	—	3,422,257	—
Collateral on securities loaned	1,568,444	—	1,568,444	—
Alger 25 Fund	79,511	—	79,511	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2018, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments throughout the period or as of January 31, 2018.

NOTE 5 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2018. Purchase and sale transactions and dividend income earned during the period were as follows:

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Capital Appreciation Fund
Common Stocks
Choicestream, Inc. *	82,955	–	(82,955	)*	–	–	$ (24,057)	$24,057	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	715,332	–	(715,332	)*	–	–	(572,038)	572,038	–
Choicestream, Inc. ,
Series B*	1,649,956	–	(1,649,956	)*	–	–	(989,973)	989,973	–
Warrants
Choicestream, Inc. ,
6/22/26*	387,502	–	(387,502	)*	–	–	(387,114)	387,114	–
Corporate Bonds
Choicestream, Inc. ,
11.00%, 8/5/18*	387,502	–	(387,502	)*	–	–	(388)	388	–
Total						–	$ (1,973,570)	$1,973,570	–

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	219,610	–	–		219,610	–	–	–	$685,183
Total						–	–	–	$685,183

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger SMid Cap Focus Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	231,474	–	–		231,474	–	–	–	$ 722,199
Total						–	–	–	$ 722,199

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	50,688	–	–		50,688	–	–	–	$ 158,147
Total						–	–	–	$ 158,147

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	897,366	–	–		897,366	–	–	–	$ 2,799,782
Total						–	–	–	$ 2,799,782

								Net Increase
	Shares/				Shares/			(Decrease)
	Par at				Par at			in	Value at
	October 31,	Purchases/	Sales/		January 31,	Interest	Realized	Unrealized	January 31,
Security	2017	Conversion	Conversion		2018	Income	Gain (Loss)	App(Dep)	2018
Alger Growth & Income Fund
Common Stocks
Choicestream, Inc. *	5,064	–	(5,064	)*	–	–	$(1,469)	$1,469	–
Preferred Stocks
Choicestream, Inc. ,
Series A*	43,672	–	(43,672	)*	–	–	(34,924)	34,924	–
Choicestream, Inc. ,
Series B*	89,234	–	(89,234	)*	–	–	(53,540)	53,540	–
Warrants
Choicestream, Inc. ,
6/22/26*	15,285	–	(15,285	)*	–	–	(15,269)	15,269	–
Corporate Bonds
Choicestream, Inc. ,
11.00%, 8/5/18*	15,285	–	(15,285	)*	–	–	(14)	14	–
Total						–	$(105,216)	$105,216	–

* The company was dissolved on December 20, 2017.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 22, 2018

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 22, 2018